INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF INCOME TAXES BENEFIT

The provision for income taxes consists of the following:

	Year Ended December 31,
	2020	2019
Federal:
Current	$244,493	$556,964
Deferred	—	(1,764)

State and Local:
Current	—	—
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$244,493	$555,200

SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31, 2020
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
True-ups	(6.9)%	(1.2)%
Change in fair value of warrant liability	(8.8)%	(58.8)%
Business Combination expenses	0.0%	69.4%
Income tax provision	5.3%	(108.4)%

Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF INCOME TAXES BENEFIT	Income (loss) before provision for income taxes consisted of the following:
	Year ending December 31,
	2020	2019
United States	$(159,275)	$(10,100,680)

SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ending December 31,
	2020	2019
Statutory rate	21.0%	21.0%
State tax	-30.7%	6.4%
Stock based compensation	0.0%	-0.1%
Change in valuation allowance	17.0%	-27.3%
Other permanent items	-0.3%	0.0%
Nondeductible interest expense	-7.0%	0.0%
Total	0.0%	0.0%

SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT)

The federal and state income tax provision (benefit), included in general and administrative expenses in the consolidated statements of operations, is summarized as follows:

	Year ending December 31,
	2020	2019
Current state provision	$1,600	$1,600

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss tax carryforwards	$23,332,247	$22,826,050
Tax credits	2,663,350	2,547,986
Fixed assets and intangibles	63,047	79,453
Other	20,248	200,261
Stock-based compensation	1,798,263	2,316,380
Total deferred tax assets	27,877,155	27,970,130
Deferred tax liabilities:
Convertible notes: embedded derivatives	(81,603)	-
Valuation allowance	(27,795,552)	(27,970,130)
Net deferred tax assets	$-	$-

SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS

Net operating losses and tax credit carryforwards as of December 31, 2020 are as follows:

	Amount	Expiration years
Net operating losses, federal (Post December 31, 2017)	$4,220,846	Indefinite
Net operating losses, federal (Pre January 1, 2018)	84,007,935	2024-2037
Net operating losses, state	68,792,637	2028-2040
Tax credits, federal	2,344,011	2028-2040
Tax credits, state	1,528,444	Indefinite